Short-Term Debt (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 28, 2019	Nov. 30, 2018
Short-term Debt [Line Items]
Short-term Debt		$ 10,000	$ 50,000
Teekay Tankers
Short-term Debt [Line Items]
Short-term Debt		$ 10,000	$ 50,000
Short-term Debt, Weighted Average Interest Rate, at Point in Time		3.60%	5.00%
Undrawn amount of revolving credit facility		$ 32,000	$ 80,000
Teekay Tankers | Short-term Debt [Member]
Short-term Debt [Line Items]
Debt Instrument, Term	6 months
Credit facility, maximum borrowing capacity				$ 80,000	$ 40,000
Teekay Tankers | Minimum
Short-term Debt [Line Items]
Debt Covenant, Required Capital Invested		20,000
Teekay Tankers | Maximum
Short-term Debt [Line Items]
Debt Covenant, Required Capital Invested		$ 30,000
Teekay Tankers | LIBOR
Short-term Debt [Line Items]
Short-term Debt, Percentage Bearing Variable Interest Rate		3.50%